UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: January 31

Date of reporting period: July 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	July 31, 2023

Franklin

Multi-Asset Allocation Funds

Franklin Multi-Asset Growth Fund

Franklin Multi-Asset Moderate Growth Fund

Franklin Multi-Asset Conservative Growth Fund

Franklin Multi-Asset Defensive Growth Fund

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Franklin Multi-Asset Allocation Funds

Franklin Multi-Asset Allocation Funds consist of four separate investment funds, each with its own investment objective and policies. Each Fund is a “fund of funds”, investing in other mutual funds and exchange-traded funds (“ETFs”), and is managed as an asset allocation program.

Each Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin Multi-Asset Allocation Funds for the six-month reporting period ended July 31, 2023. Please read on for each Fund’s performance information during the Funds’ reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 31, 2023

II	Franklin Multi-Asset Allocation Funds

Performance review

Franklin Multi-Asset Growth Fund

Franklin Multi-Asset Growth Fund seeks capital appreciation. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and exchange traded funds (“ETFs”) managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available.

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2023, Class A shares of Franklin Multi-Asset Growth Fund, excluding sales charges, returned 7.21%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Indexi, the Russell 3000 Indexii and the Growth Composite Benchmarkiii, returned -1.02%, 12.58% and 8.19%, respectively, for the same period.

Performance Snapshot as of July 31, 2023 (unaudited)
(excluding sales charges)	6 months
Franklin Multi-Asset Growth Fund:
Class A	7.21%
Class C	6.86%
Class R	7.02%
Class I	7.45%
Bloomberg U.S. Aggregate Index	-1.02%
Russell 3000 Index	12.58%
Growth Composite Benchmark	8.19%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.20%, 1.93%, 1.53% and 0.91%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

†

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the Financial Highlights, which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses.

Franklin Multi-Asset Allocation Funds	III

Performance review (cont’d)

Franklin Multi-Asset Moderate Growth Fund

Franklin Multi-Asset Moderate Growth Fund seeks long-term growth of capital. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available.

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2023, Class A shares of Franklin Multi-Asset Moderate Growth Fund, excluding sales charges, returned 6.29%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Moderate Growth Composite Benchmarkiv, returned -1.02%, 12.58% and 6.79%, respectively, for the same period.

Performance Snapshot as of July 31, 2023 (unaudited)
(excluding sales charges)	6 months
Franklin Multi-Asset Moderate Growth Fund:
Class A	6.29%
Class C	5.93%
Class R	6.13%
Class I	6.43%
Bloomberg U.S. Aggregate Index	-1.02%
Russell 3000 Index	12.58%
Moderate Growth Composite Benchmark	6.79%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.20%, 1.94%, 2.04% and 0.86%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets will not exceed 0.80% for Class A shares, 1.55%

†

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the Financial Highlights, which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses.

IV	Franklin Multi-Asset Allocation Funds

for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Multi-Asset Allocation Funds	V

Performance review (cont’d)

Franklin Multi-Asset Conservative Growth Fund

Franklin Multi-Asset Conservative Growth Fund seeks balance of growth of capital and income. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available.

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2023, Class A shares of Franklin Multi-Asset Conservative Growth Fund, excluding sales charges, returned 4.45%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 1000 Indexv and the Conservative Growth Composite Benchmarkvi, returned -1.02%, 13.11% and 4.61% respectively, for the same period.

Performance Snapshot as of July 31, 2023 (unaudited)
(excluding sales charges)	6 months
Franklin Multi-Asset Conservative Growth Fund:
Class A	4.45%
Class C	4.03%
Class R	4.29%
Class I	4.54%
Bloomberg U.S. Aggregate Index	-1.02%
Russell 1000 Index	13.11%
Conservative Growth Composite Benchmark	4.61%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.18%, 1.98%, 1.58% and 0.87%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses after waiving fees and/or

†

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the Financial Highlights, which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses.

VI	Franklin Multi-Asset Allocation Funds

reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Multi-Asset Allocation Funds	VII

Performance review (cont’d)

Franklin Multi-Asset Defensive Growth Fund

Franklin Multi-Asset Defensive Growth Fund seeks income as a primary objective and long-term growth of capital as a secondary objective. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available.

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2023, Class A shares of Franklin Multi-Asset Defensive Growth Fund, excluding sales charges, returned 2.64%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Defensive Growth Composite Benchmarkvii, returned -1.02%, 13.11% and 2.59%, respectively, for the same period.

Performance Snapshot as of July 31, 2023 (unaudited)
(excluding sales charges)	6 months
Franklin Multi-Asset Defensive Growth Fund:
Class A	2.64%
Class C	2.20%
Class C1[1]	2.25%
Class R	2.37%
Class I	2.73%
Bloomberg U.S. Aggregate Index	-1.02%
Russell 1000 Index	13.11%
Defensive Growth Composite Benchmark	2.59%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.26%, 2.00%, 2.75%, 1.57% and 0.97%, respectively.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges, if any.

†

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the Financial Highlights, which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses.

VIII	Franklin Multi-Asset Allocation Funds

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.25% for Class C1 shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Multi-Asset Allocation Funds	IX

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 31, 2023

RISKS: Equity securities are subject to market and price fluctuations. Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. International investments are subject to certain risks of overseas investing including currency fluctuations, social, economic and political uncertainties, which could increase volatility; these risks are heightened for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Investments in small- and mid- capitalization companies may involve a higher degree of risk and volatility than an investment in larger, more established companies. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds are lower-rated issues and possess greater price volatility, illiquidity, and possibility of default than higher-rated, investment grade bonds.

Each Fund is a fund of funds – it invests primarily in other funds – and is subject to the risks of the underlying funds in which it invests. There are additional risks and other expenses associated with investing in other mutual funds and ETFs, rather than directly in portfolio securities. In addition to the Fund’s operating expenses, shareholders will indirectly bear the operating expenses of the underlying funds in which each Fund invests. The Funds pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Fund indirectly bears its pro rata share of the fees and expenses incurred by the underlying funds it invests in, including management fees and other expenses. These expenses are in addition to the expenses that each Fund bears directly in connection with its own operation. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Also, the portfolio managers may invest in underlying funds that have a limited performance history.

Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see each Fund’s prospectus for a more complete discussion of these and other risks and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses, or taxes. Please note that an investor cannot invest directly in an index.

X	Franklin Multi-Asset Allocation Funds

[i]

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iii

The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 93% of the U.S. equity market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

iv

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index.

[v]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 93% of the U.S. equity market.

vi

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index.

vii

The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index.

Franklin Multi-Asset Allocation Funds	XI

Funds at a glance (unaudited)

Franklin Multi-Asset Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of July 31, 2023 and January 31, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	1

Funds at a glance (unaudited) (cont’d)

Franklin Multi-Asset Moderate Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of July 31, 2023 and January 31, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of July 31, 2023 and January 31, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	3

Funds at a glance (unaudited) (cont’d)

Franklin Multi-Asset Defensive Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of July 31, 2023 and January 31, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

4	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2023 and held for the six months ended July 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	7.21%	$1,000.00	$1,072.10	0.43%	$2.21	Class A	5.00%	$1,000.00	$1,022.66	0.43%	$2.16
Class C	6.86	1,000.00	1,068.60	1.14	5.85	Class C	5.00	1,000.00	1,019.14	1.14	5.71
Class R	7.02	1,000.00	1,070.20	0.76	3.90	Class R	5.00	1,000.00	1,021.03	0.76	3.81
Class I	7.45	1,000.00	1,074.50	0.14	0.72	Class I	5.00	1,000.00	1,024.10	0.14	0.70

[1]	For the six months ended July 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	5

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2023 and held for the six months ended July 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Moderate Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	6.29%	$1,000.00	$1,062.90	0.44%	$2.25	Class A	5.00%	$1,000.00	$1,022.61	0.44%	$2.21
Class C	5.93	1,000.00	1,059.30	1.18	6.03	Class C	5.00	1,000.00	1,018.94	1.18	5.91
Class R	6.13	1,000.00	1,061.30	0.80	4.09	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	6.43	1,000.00	1,064.30	0.11	0.56	Class I	5.00	1,000.00	1,024.25	0.11	0.55

[1]	For the six months ended July 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

6	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2023 and held for the six months ended July 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Conservative Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.45%	$1,000.00	$1,044.50	0.45%	$2.28	Class A	5.00%	$1,000.00	$1,022.56	0.45%	$2.26
Class C	4.03	1,000.00	1,040.30	1.22	6.17	Class C	5.00	1,000.00	1,018.74	1.22	6.11
Class R	4.29	1,000.00	1,042.90	0.76	3.85	Class R	5.00	1,000.00	1,021.03	0.76	3.81
Class I	4.54	1,000.00	1,045.40	0.14	0.71	Class I	5.00	1,000.00	1,024.10	0.14	0.70

[1]	For the six months ended July 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	7

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2023 and held for the six months ended July 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Defensive Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Defensive Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.64%	$1,000.00	$1,026.40	0.56%	$2.81	Class A	5.00%	$1,000.00	$1,022.02	0.56%	$2.81
Class C	2.20	1,000.00	1,022.00	1.30	6.52	Class C	5.00	1,000.00	1,018.35	1.30	6.51
Class C1	2.25	1,000.00	1,022.50	1.25	6.27	Class C1	5.00	1,000.00	1,018.60	1.25	6.26
Class R	2.37	1,000.00	1,023.70	0.80	4.01	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	2.73	1,000.00	1,027.30	0.25	1.26	Class I	5.00	1,000.00	1,023.55	0.25	1.25

[1]	For the six months ended July 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

8	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Schedules of investments (unaudited)

July 31, 2023

Franklin Multi-Asset Growth Fund

(Percentages shown based on Fund net assets)

Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Domestic Equity — 58.4%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		545,584	$68,323,466
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		2,165,913	26,445,798
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		3,175,320	59,029,198
ClearBridge Small Cap Fund, Class IS Shares		214,948	14,603,589
Franklin U.S. Small Cap Equity Fund, Class IS Shares		929,484	11,321,108
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		3,176,474	97,898,942
ClearBridge Large Cap Growth Fund, Class IS Shares		959,515	59,816,177
ClearBridge Small Cap Growth Fund, Class IS Shares		456,221	18,937,730	*
Franklin U.S. Large Cap Equity Fund, Class IS Shares		5,120,522	96,265,815
Total Domestic Equity			452,641,823
Foreign Equity — 26.7%
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		511,871	31,500,521
Franklin Global Market Neutral Fund, Class IS Shares		605,485	5,746,056
Franklin International Equity Fund, Class IS Shares		3,409,151	58,807,854
Martin Currie Emerging Markets Fund, Class IS Shares		3,174,628	42,127,318
Legg Mason Partners Investment Trust — Franklin Global Dividend Fund, Class IS Shares		5,062,987	69,008,512
Total Foreign Equity			207,190,261
Domestic Fixed Income — 8.0%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		3,699,247	39,359,991
Western Asset Core Plus Bond Fund, Class IS Shares		1,953,992	18,484,764
Western Asset High Yield Fund, Class IS Shares		567,680	3,894,284
Total Domestic Fixed Income			61,739,039
Hybrid — 5.9%
Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares		4,716,074	46,170,360
Foreign Fixed Income — 0.7%
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		491,132	5,775,711
Total Investments in Underlying Funds before Short-Term Investments (Cost — $647,641,751)			773,517,194

	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $3,139,713)	5.252%	3,139,713	3,139,713	(b)
Total Investments — 100.1% (Cost — $650,781,464)			776,656,907
Liabilities in Excess of Other Assets — (0.1)%			(1,155,898)
Total Net Assets — 100.0%			$775,501,009

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).

(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	9

Schedules of investments (unaudited) (cont’d)

July 31, 2023

Franklin Multi-Asset Moderate Growth Fund

(Percentages shown based on Fund net assets)

Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Domestic Equity — 51.5%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		290,450	$36,373,107
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		1,153,132	14,079,742
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		1,690,414	31,424,793
ClearBridge Small Cap Fund, Class IS Shares		114,440	7,775,034
Franklin U.S. Small Cap Equity Fund, Class IS Shares		494,918	6,028,102
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		1,691,100	52,119,708
ClearBridge Large Cap Growth Fund, Class IS Shares		510,844	31,845,991
ClearBridge Small Cap Growth Fund, Class IS Shares		242,917	10,083,507	*
Franklin U.S. Large Cap Equity Fund, Class IS Shares		2,726,276	51,253,987
Total Domestic Equity			240,983,971
Foreign Equity — 24.2%
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		269,958	16,613,207
Franklin Global Market Neutral Fund, Class IS Shares		729,543	6,923,363
Franklin International Equity Fund, Class IS Shares		1,757,927	30,324,251
Martin Currie Emerging Markets Fund, Class IS Shares		1,700,185	22,561,455
Legg Mason Partners Investment Trust — Franklin Global Dividend Fund, Class IS Shares		2,711,594	36,959,026
Total Foreign Equity			113,381,302
Domestic Fixed Income — 16.0%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		4,591,535	48,853,937
Western Asset Core Plus Bond Fund, Class IS Shares		2,347,572	22,208,033
Western Asset High Yield Fund, Class IS Shares		546,265	3,747,375
Total Domestic Fixed Income			74,809,345
Hybrid — 6.0%
Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares		2,841,846	27,821,668
Foreign Fixed Income — 1.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		208,896	1,865,437
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		592,051	6,962,521
Total Foreign Fixed Income			8,827,958
Total Investments in Underlying Funds before Short-Term Investments (Cost — $403,163,179)			465,824,244

	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,958,004)	5.252%	1,958,004	1,958,004	(b)
Total Investments — 100.0% (Cost — $405,121,183)			467,782,248
Liabilities in Excess of Other Assets — (0.0)%††			(106,964)
Total Net Assets — 100.0%			$467,675,284

See Notes to Financial Statements.

10	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Franklin Multi-Asset Moderate Growth Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).

(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	11

Schedules of investments (unaudited) (cont’d)

July 31, 2023

Franklin Multi-Asset Conservative Growth Fund

(Percentages shown based on Fund net assets)

Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Domestic Equity — 38.0%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		129,776	$16,251,850
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		515,207	6,290,678
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		755,198	14,039,127
ClearBridge Small Cap Fund, Class IS Shares		51,103	3,471,927
Franklin U.S. Small Cap Equity Fund, Class IS Shares		221,325	2,695,741
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		755,587	23,287,198
ClearBridge Large Cap Growth Fund, Class IS Shares		228,231	14,227,930
ClearBridge Small Cap Growth Fund, Class IS Shares		108,574	4,506,928	*
Franklin U.S. Large Cap Equity Fund, Class IS Shares		1,218,029	22,898,938
Total Domestic Equity			107,670,317
Domestic Fixed Income — 29.6%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		4,909,310	52,235,058
Western Asset Core Plus Bond Fund, Class IS Shares		2,905,296	27,484,098
Western Asset High Yield Fund, Class IS Shares		580,407	3,981,596
Total Domestic Fixed Income			83,700,752
Foreign Equity — 19.4%
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		116,747	7,184,605
Franklin Global Market Neutral Fund, Class IS Shares		885,037	8,398,996
Franklin International Equity Fund, Class IS Shares		708,139	12,215,399
Martin Currie Emerging Markets Fund, Class IS Shares		773,585	10,265,472
Legg Mason Partners Investment Trust — Franklin Global Dividend Fund, Class IS Shares		1,233,194	16,808,434
Total Foreign Equity			54,872,906
Foreign Fixed Income — 6.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		1,194,988	10,671,240
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		717,897	8,442,472
Total Foreign Fixed Income			19,113,712
Hybrid — 6.0%
Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares		1,723,539	16,873,446
Total Investments in Underlying Funds before Short-Term Investments (Cost — $254,738,442)			282,231,133

	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,198,331)	5.252%	1,198,331	1,198,331	(b)
Total Investments — 100.1% (Cost — $255,936,773)			283,429,464
Liabilities in Excess of Other Assets — (0.1)%			(172,688)
Total Net Assets — 100.0%			$283,256,776

See Notes to Financial Statements.

12	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).

(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	13

Schedules of investments (unaudited) (cont’d)

July 31, 2023

Franklin Multi-Asset Defensive Growth Fund

(Percentages shown based on Fund net assets)

Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Domestic Fixed Income — 43.1%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,727,625	$29,021,926
Western Asset Core Plus Bond Fund, Class IS Shares		1,691,561	16,002,165
Western Asset High Yield Fund, Class IS Shares		320,575	2,199,146
Total Domestic Fixed Income			47,223,237
Domestic Equity — 24.4%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		32,273	4,041,528
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		127,991	1,562,770
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		187,723	3,489,780
ClearBridge Small Cap Fund, Class IS Shares		12,740	865,535
Franklin U.S. Small Cap Equity Fund, Class IS Shares		54,940	669,176
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		187,842	5,789,296
ClearBridge Large Cap Growth Fund, Class IS Shares		56,758	3,538,288
ClearBridge Small Cap Growth Fund, Class IS Shares		27,010	1,121,175	*
Franklin U.S. Large Cap Equity Fund, Class IS Shares		302,771	5,692,097
Total Domestic Equity			26,769,645
Foreign Equity — 14.5%
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		26,496	1,630,557
Franklin Global Market Neutral Fund, Class IS Shares		513,725	4,875,246
Franklin International Equity Fund, Class IS Shares		137,278	2,368,049
Martin Currie Emerging Markets Fund, Class IS Shares		199,522	2,647,656
Legg Mason Partners Investment Trust — Franklin Global Dividend Fund, Class IS Shares		318,294	4,338,352
Total Foreign Equity			15,859,860
Foreign Fixed Income — 11.6%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		875,790	7,820,810
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		416,820	4,901,799
Total Foreign Fixed Income			12,722,609
Hybrid — 6.0%
Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares		666,854	6,528,503
Total Investments in Underlying Funds before Short-Term Investments (Cost — $103,319,456)			109,103,854

	Rate
Short-Term Investments — 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $548,047)	5.252%	548,047	548,047	(b)
Total Investments — 100.1% (Cost — $103,867,503)			109,651,901
Liabilities in Excess of Other Assets — (0.1)%			(89,225)
Total Net Assets — 100.0%			$109,562,676

See Notes to Financial Statements.

14	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).

(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	15

Statements of assets and liabilities (unaudited)

July 31, 2023

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$647,641,751	$403,163,179
Short-term investments, at cost	3,139,713	1,958,004
Investments in affiliated Underlying Funds, at value	$773,517,194	$465,824,244
Short-term investments, at value	3,139,713	1,958,004
Distributions receivable from affiliated Underlying Funds	195,444	215,637
Receivable for Fund shares sold	87,704	145,905
Distributions receivable from unaffiliated Underlying Funds	47,502	26,595
Receivable from investment manager	—	104
Prepaid expenses	20,220	21,980
Total Assets	777,007,777	468,192,469

Liabilities:
Payable for Fund shares repurchased	991,050	89,064
Payable for investments in affiliated Underlying Funds	195,444	215,637
Service and/or distribution fees payable	162,770	98,297
Transfer agent fees payable	123,534	77,242
Audit and tax fees payable	15,544	15,089
Trustees’ fees payable	4,447	2,855
Accrued expenses	13,979	19,001
Total Liabilities	1,506,768	517,185
Total Net Assets	$775,501,009	$467,675,284

Net Assets:
Par value (Note 7)	$493	$306
Paid-in capital in excess of par value	656,780,782	409,196,496
Total distributable earnings (loss)	118,719,734	58,478,482
Total Net Assets	$775,501,009	$467,675,284

Net Assets:
Class A	$768,507,920	$461,092,849
Class C	$2,466,532	$1,867,956
Class R	$90,965	$130,445
Class I	$4,435,592	$4,584,034

Shares Outstanding:
Class A	48,849,666	30,177,050
Class C	172,375	118,006
Class R	5,861	8,705
Class I	283,143	302,963

Net Asset Value:
Class A (and redemption price)	$15.73	$15.28
Class C*	$14.31	$15.83
Class R (and redemption price)	$15.52	$14.99
Class I (and redemption price)	$15.67	$15.13
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50% and 5.50%, respectively)	$16.65	$16.17

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

16	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

July 31, 2023

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$254,738,442	$103,319,456
Short-term investments, at cost	1,198,331	548,047
Investments in affiliated Underlying Funds, at value	$282,231,133	$109,103,854
Short-term investments, at value	1,198,331	548,047
Distributions receivable from affiliated Underlying Funds	243,672	139,140
Receivable for Fund shares sold	55,361	11,592
Distributions receivable from unaffiliated Underlying Funds	15,698	4,088
Prepaid expenses	20,777	23,170
Total Assets	283,764,972	109,829,891

Liabilities:
Payable for investments in affiliated Underlying Funds	243,672	139,140
Payable for Fund shares repurchased	119,154	51,280
Service and/or distribution fees payable	59,817	23,135
Transfer agent fees payable	51,140	22,763
Audit and tax fees payable	14,786	14,463
Trustees’ fees payable	1,974	939
Payable to investment manager	—	408
Accrued expenses	17,653	15,087
Total Liabilities	508,196	267,215
Total Net Assets	$283,256,776	$109,562,676

Net Assets:
Par value (Note 7)	$211	$90
Paid-in capital in excess of par value	260,737,601	108,434,750
Total distributable earnings (loss)	22,518,964	1,127,836
Total Net Assets	$283,256,776	$109,562,676

Net Assets:
Class A	$279,412,702	$107,793,863
Class C	$1,268,640	$400,659
Class C1	—	$1,994
Class R	$90,736	$97,098
Class I	$2,484,698	$1,269,062

Shares Outstanding:
Class A	20,823,576	8,816,173
Class C	88,963	32,886
Class C1	—	155
Class R	6,747	7,957
Class I	185,366	104,088

Net Asset Value:
Class A (and redemption price)	$13.42	$12.23
Class C*	$14.26	$12.18
Class C1*	—	$12.86
Class R (and redemption price)	$13.45	$12.20
Class I (and redemption price)	$13.40	$12.19
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50% and 3.75%, respectively)	$14.20	$12.71

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	17

Statements of operations (unaudited)

For the Six Months Ended July 31, 2023

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$2,195,925	$2,167,036
Income distributions from unaffiliated Underlying Funds	265,294	156,266
Total Investment Income	2,461,219	2,323,302

Expenses:
Service and/or distribution fees (Notes 2 and 5)	915,019	556,934
Transfer agent fees (Note 5)	526,409	304,031
Registration fees	42,801	38,737
Legal fees	25,803	19,453
Trustees’ fees	25,325	15,622
Fund accounting fees	18,542	17,132
Audit and tax fees	14,569	14,114
Shareholder reports	11,020	8,911
Commitment fees (Note 9)	3,127	1,923
Custody fees	1,899	1,182
Insurance	9	7
Miscellaneous expenses	3,468	3,145
Total Expenses	1,587,991	981,191
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(445)
Net Expenses	1,587,991	980,746
Net Investment Income	873,228	1,342,556

Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	2,987,132	605,913
Capital gain distributions from affiliated Underlying Funds	7,321,842	3,917,448
Net Realized Gain	10,308,974	4,523,361
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	41,308,914	21,849,584
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	51,617,888	26,372,945
Increase in Net Assets From Operations	$52,491,116	$27,715,501

See Notes to Financial Statements.

18	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

For the Six Months Ended July 31, 2023

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$2,375,877	$1,337,737
Income distributions from unaffiliated Underlying Funds	88,483	28,457
Total Investment Income	2,464,360	1,366,194

Expenses:
Service and/or distribution fees (Notes 2 and 5)	344,288	134,826
Transfer agent fees (Note 5)	168,615	67,559
Registration fees	36,436	39,469
Legal fees	17,155	15,893
Fund accounting fees	16,297	15,444
Audit and tax fees	13,811	13,488
Trustees’ fees	9,801	4,025
Shareholder reports	7,978	6,606
Commitment fees (Note 9)	1,205	478
Custody fees	749	306
Miscellaneous expenses	3,343	3,265
Total Expenses	619,678	301,359
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(385)
Net Expenses	619,678	300,974
Net Investment Income	1,844,682	1,065,220

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(551,383)	(802,299)
Capital gain distributions from affiliated Underlying Funds	1,737,842	421,958
Net Realized Gain (Loss)	1,186,459	(380,341)
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	9,012,650	2,042,853
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	10,199,109	1,662,512
Increase in Net Assets From Operations	$12,043,791	$2,727,732

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	19

Statements of changes in net assets

Franklin Multi-Asset Growth Fund

For the Six Months Ended July 31, 2023 (unaudited) and the Year Ended January 31, 2023	July 31	January 31

Operations:
Net investment income	$873,228	$9,188,784
Net realized gain	10,308,974	35,399,192
Change in net unrealized appreciation (depreciation)	41,308,914	(96,829,301)
Increase (Decrease) in Net Assets From Operations	52,491,116	(52,241,325)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(27,347,538)	(58,793,191)
Decrease in Net Assets From Distributions to Shareholders	(27,347,538)	(58,793,191)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	15,473,216	31,970,431
Reinvestment of distributions	27,263,750	58,673,085
Cost of shares repurchased	(36,374,764)	(62,419,692)
Increase in Net Assets From Fund Share Transactions	6,362,202	28,223,824
Increase (Decrease) in Net Assets	31,505,780	(82,810,692)

Net Assets:
Beginning of period	743,995,229	826,805,921
End of period	$775,501,009	$743,995,229

See Notes to Financial Statements.

20	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Franklin Multi-Asset Moderate Growth Fund

For the Six Months Ended July 31, 2023 (unaudited) and the Year Ended January 31, 2023	July 31	January 31

Operations:
Net investment income	$1,342,556	$6,902,441
Net realized gain	4,523,361	15,974,430
Change in net unrealized appreciation (depreciation)	21,849,584	(54,048,901)
Increase (Decrease) in Net Assets From Operations	27,715,501	(31,172,030)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(11,988,095)	(33,071,322)
Decrease in Net Assets From Distributions to Shareholders	(11,988,095)	(33,071,322)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	10,187,442	28,951,067
Reinvestment of distributions	11,945,713	32,961,133
Cost of shares repurchased	(26,092,073)	(51,596,573)
Increase (Decrease) in Net Assets From Fund Share Transactions	(3,958,918)	10,315,627
Increase (Decrease) in Net Assets	11,768,488	(53,927,725)

Net Assets:
Beginning of period	455,906,796	509,834,521
End of period	$467,675,284	$455,906,796

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	21

Statements of changes in net assets (cont’d)

Franklin Multi-Asset Conservative Growth Fund

For the Six Months Ended July 31, 2023 (unaudited) and the Year Ended January 31, 2023	July 31	January 31

Operations:
Net investment income	$1,844,682	$5,554,602
Net realized gain	1,186,459	5,134,668
Change in net unrealized appreciation (depreciation)	9,012,650	(32,848,869)
Increase (Decrease) in Net Assets From Operations	12,043,791	(22,159,599)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,214,562)	(19,519,900)
Decrease in Net Assets From Distributions to Shareholders	(6,214,562)	(19,519,900)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	7,640,437	18,855,629
Reinvestment of distributions	6,185,798	19,425,540
Cost of shares repurchased	(18,993,397)	(38,071,415)
Increase (Decrease) in Net Assets From Fund Share Transactions	(5,167,162)	209,754
Increase (Decrease) in Net Assets	662,067	(41,469,745)

Net Assets:
Beginning of period	282,594,709	324,064,454
End of period	$283,256,776	$282,594,709

See Notes to Financial Statements.

22	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

For the Six Months Ended July 31, 2023 (unaudited) and the Year Ended January 31, 2023	July 31	January 31

Operations:
Net investment income	$1,065,220	$2,622,697
Net realized gain (loss)	(380,341)	420,176
Change in net unrealized appreciation (depreciation)	2,042,853	(13,464,517)
Increase (Decrease) in Net Assets From Operations	2,727,732	(10,421,644)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,038,982)	(6,494,912)
Decrease in Net Assets From Distributions to Shareholders	(1,038,982)	(6,494,912)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	4,158,974	6,616,898
Reinvestment of distributions	1,033,969	6,462,237
Cost of shares repurchased	(8,045,634)	(18,262,431)
Decrease in Net Assets From Fund Share Transactions	(2,852,691)	(5,183,296)
Decrease in Net Assets	(1,163,941)	(22,099,852)

Net Assets:
Beginning of period	110,726,617	132,826,469
End of period	$109,562,676	$110,726,617

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	23

Financial highlights

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$15.22	$17.70	$16.79	$15.85	$15.28	$17.34

Income (loss) from operations:
Net investment income	0.02	0.19	0.28	0.15	0.23	0.21
Net realized and unrealized gain (loss)	1.06	(1.40)	1.97	1.62	1.28	(1.37)
Total income (loss) from operations	1.08	(1.21)	2.25	1.77	1.51	(1.16)

Less distributions from:
Net investment income	—	(0.26)	(0.66)	(0.17)	(0.23)	(0.29)
Net realized gains	(0.57)	(1.01)	(0.68)	(0.66)	(0.71)	(0.61)
Total distributions	(0.57)	(1.27)	(1.34)	(0.83)	(0.94)	(0.90)

Net asset value, end of period	$15.73	$15.22	$17.70	$16.79	$15.85	$15.28
Total return[3]	7.21%	(6.19)%	13.27%	11.84%	10.09%	(6.53)%

Net assets, end of period (millions)	$769	$737	$821	$767	$729	$700

Ratios to average net assets:
Gross expenses[4]	0.43%[5]	0.44%	0.43%	0.48%	0.46%	0.47%
Net expenses[4,6]	0.43 [5]	0.44	0.43	0.48 [7]	0.46 [7]	0.47
Net investment income	0.24 [5]	1.25	1.49	0.98	1.46	1.33

Portfolio turnover rate	10%	52%	21%	10%	25%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$13.94	$16.35	$15.53	$14.74	$14.24	$16.20

Income (loss) from operations:
Net investment income (loss)	(0.04)	0.07	0.07	0.03	0.06	0.09
Net realized and unrealized gain (loss)	0.98	(1.30)	1.90	1.50	1.23	(1.26)
Total income (loss) from operations	0.94	(1.23)	1.97	1.53	1.29	(1.17)

Less distributions from:
Net investment income	—	(0.17)	(0.47)	(0.08)	(0.08)	(0.18)
Net realized gains	(0.57)	(1.01)	(0.68)	(0.66)	(0.71)	(0.61)
Total distributions	(0.57)	(1.18)	(1.15)	(0.74)	(0.79)	(0.79)

Net asset value, end of period	$14.31	$13.94	$16.35	$15.53	$14.74	$14.24
Total return[3]	6.86%	(6.90)%	12.54%	11.07%	9.29%	(7.11)%

Net assets, end of period (000s)	$2,467	$2,090	$2,626	$5,242	$6,547	$14,674

Ratios to average net assets:
Gross expenses[4]	1.14%[5]	1.17%	1.15%	1.16%	1.14%	1.15%
Net expenses[4,6]	1.14 [5]	1.17	1.15	1.16 [7]	1.14	1.15
Net investment income (loss)	(0.55) [5]	0.47	0.43	0.24	0.44	0.61

Portfolio turnover rate	10%	52%	21%	10%	25%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	25

Financial highlights (cont’d)

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$15.04	$17.52	$16.64	$15.73	$15.20	$17.23

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.14	0.21	0.10	0.21	0.18
Net realized and unrealized gain (loss)	1.06	(1.39)	1.95	1.60	1.23	(1.37)
Total income (loss) from operations	1.05	(1.25)	2.16	1.70	1.44	(1.19)

Less distributions from:
Net investment income	—	(0.22)	(0.60)	(0.13)	(0.20)	(0.23)
Net realized gains	(0.57)	(1.01)	(0.68)	(0.66)	(0.71)	(0.61)
Total distributions	(0.57)	(1.23)	(1.28)	(0.79)	(0.91)	(0.84)

Net asset value, end of period	$15.52	$15.04	$17.52	$16.64	$15.73	$15.20
Total return[3]	7.02%	(6.45)%	12.83%	11.49%	9.68%	(6.81)%

Net assets, end of period (000s)	$91	$88	$116	$111	$89	$71

Ratios to average net assets:
Gross expenses[4]	0.76%[5]	0.77%	1.27%	1.24%	1.32%	1.37%
Net expenses[4,6]	0.76 [5]	0.77	0.80 [7]	0.80 [7]	0.80 [7]	0.80 [7]
Net investment income (loss)	(0.16) [5]	0.91	1.13	0.70	1.35	1.13

Portfolio turnover rate	10%	52%	21%	10%	25%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$15.13	$17.61	$16.71	$15.77	$15.21	$17.27

Income (loss) from operations:
Net investment income	0.03	0.28	0.35	0.20	0.28	0.27
Net realized and unrealized gain (loss)	1.08	(1.44)	1.94	1.61	1.27	(1.38)
Total income (loss) from operations	1.11	(1.16)	2.29	1.81	1.55	(1.11)

Less distributions from:
Net investment income	—	(0.31)	(0.71)	(0.21)	(0.28)	(0.34)
Net realized gains	(0.57)	(1.01)	(0.68)	(0.66)	(0.71)	(0.61)
Total distributions	(0.57)	(1.32)	(1.39)	(0.87)	(0.99)	(0.95)

Net asset value, end of period	$15.67	$15.13	$17.61	$16.71	$15.77	$15.21
Total return[3]	7.45%	(5.94)%	13.56%	12.18%	10.36%	(6.24)%

Net assets, end of period (000s)	$4,436	$4,534	$3,033	$2,315	$2,062	$1,733

Ratios to average net assets:
Gross expenses[4]	0.14%[5]	0.15%	0.16%	0.19%	0.18%	0.18%
Net expenses[4,6]	0.14 [5]	0.15	0.16	0.19 [7]	0.18	0.18
Net investment income	0.46 [5]	1.82	1.90	1.32	1.81	1.71

Portfolio turnover rate	10%	52%	21%	10%	25%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	27

Financial highlights (cont’d)

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$14.76	$16.99	$16.51	$15.75	$15.17	$16.93

Income (loss) from operations:
Net investment income	0.04	0.23	0.30	0.18	0.26	0.28
Net realized and unrealized gain (loss)	0.88	(1.35)	1.47	1.45	1.26	(1.11)
Total income (loss) from operations	0.92	(1.12)	1.77	1.63	1.52	(0.83)

Less distributions from:
Net investment income	—	(0.25)	(0.64)	(0.20)	(0.30)	(0.34)
Net realized gains	(0.40)	(0.86)	(0.65)	(0.67)	(0.64)	(0.59)
Total distributions	(0.40)	(1.11)	(1.29)	(0.87)	(0.94)	(0.93)

Net asset value, end of period	$15.28	$14.76	$16.99	$16.51	$15.75	$15.17
Total return[3]	6.29%	(5.99)%	10.58%	10.97%	10.12%	(4.70)%

Net assets, end of period (millions)	$461	$449	$503	$477	$456	$438

Ratios to average net assets:
Gross expenses[4]	0.44%[5]	0.45%	0.43%	0.47%	0.45%	0.46%
Net expenses[4,6]	0.44 [5]	0.45	0.43 [7]	0.47 [7]	0.45	0.46
Net investment income	0.60 [5]	1.52	1.70	1.21	1.69	1.77

Portfolio turnover rate	11%	51%	24%	16%	24%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$15.33	$17.57	$16.99	$16.18	$15.51	$17.25

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.09	0.13	0.07	0.11	0.16
Net realized and unrealized gain (loss)	0.91	(1.35)	1.56	1.49	1.32	(1.09)
Total income (loss) from operations	0.90	(1.26)	1.69	1.56	1.43	(0.93)

Less distributions from:
Net investment income	—	(0.12)	(0.46)	(0.08)	(0.12)	(0.22)
Net realized gains	(0.40)	(0.86)	(0.65)	(0.67)	(0.64)	(0.59)
Total distributions	(0.40)	(0.98)	(1.11)	(0.75)	(0.76)	(0.81)

Net asset value, end of period	$15.83	$15.33	$17.57	$16.99	$16.18	$15.51
Total return[3]	5.93%	(6.70)%	9.80%	10.22%	9.32%	(5.29)%

Net assets, end of period (000s)	$1,868	$1,870	$2,909	$4,394	$6,253	$15,563

Ratios to average net assets:
Gross expenses[4]	1.18%[5]	1.19%	1.17%	1.18%	1.15%	1.14%
Net expenses[4,6]	1.18 [5]	1.19	1.17 [7]	1.18 [7]	1.15 [7]	1.14 [7]
Net investment income (loss)	(0.14) [5]	0.59	0.72	0.44	0.69	0.99

Portfolio turnover rate	11%	51%	24%	16%	24%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	29

Financial highlights (cont’d)

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$14.51	$16.73	$16.28	$15.55	$15.00	$16.73

Income (loss) from operations:
Net investment income	0.02	0.17	0.22	0.13	0.21	0.24
Net realized and unrealized gain (loss)	0.86	(1.32)	1.45	1.43	1.24	(1.10)
Total income (loss) from operations	0.88	(1.15)	1.67	1.56	1.45	(0.86)

Less distributions from:
Net investment income	—	(0.21)	(0.57)	(0.16)	(0.26)	(0.28)
Net realized gains	(0.40)	(0.86)	(0.65)	(0.67)	(0.64)	(0.59)
Total distributions	(0.40)	(1.07)	(1.22)	(0.83)	(0.90)	(0.87)

Net asset value, end of period	$14.99	$14.51	$16.73	$16.28	$15.55	$15.00
Total return[3]	6.13%	(6.34)%	10.14%	10.63%	9.76%	(4.97)%

Net assets, end of period (000s)	$130	$130	$141	$138	$132	$107

Ratios to average net assets:
Gross expenses[4]	1.52%[5]	1.29%	1.15%	1.11%	1.17%	1.13%
Net expenses[4,6,7]	0.80 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income	0.24 [5]	1.17	1.28	0.89	1.37	1.53

Portfolio turnover rate	11%	51%	24%	16%	24%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$14.60	$16.82	$16.35	$15.60	$15.03	$16.78

Income (loss) from operations:
Net investment income	0.07	0.30	0.36	0.23	0.31	0.34
Net realized and unrealized gain (loss)	0.86	(1.36)	1.45	1.44	1.24	(1.11)
Total income (loss) from operations	0.93	(1.06)	1.81	1.67	1.55	(0.77)

Less distributions from:
Net investment income	—	(0.30)	(0.69)	(0.25)	(0.34)	(0.39)
Net realized gains	(0.40)	(0.86)	(0.65)	(0.67)	(0.64)	(0.59)
Total distributions	(0.40)	(1.16)	(1.34)	(0.92)	(0.98)	(0.98)

Net asset value, end of period	$15.13	$14.60	$16.82	$16.35	$15.60	$15.03
Total return[3]	6.43%	(5.68)%	10.93%	11.32%	10.45%	(4.38)%

Net assets, end of period (000s)	$4,584	$4,898	$4,084	$3,712	$3,372	$2,861

Ratios to average net assets:
Gross expenses[4]	0.11%[5]	0.11%	0.13%	0.13%	0.14%	0.18%
Net expenses[4,6]	0.11 [5]	0.11	0.13	0.13 [7]	0.14	0.18
Net investment income	0.92 [5]	2.06	2.02	1.56	2.00	2.14

Portfolio turnover rate	11%	51%	24%	16%	24%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	31

Financial highlights (cont’d)

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$13.14	$15.12	$15.03	$14.33	$13.74	$14.94

Income (loss) from operations:
Net investment income	0.09	0.26	0.29	0.22	0.26	0.30
Net realized and unrealized gain (loss)	0.48	(1.31)	0.79	1.16	1.10	(0.68)
Total income (loss) from operations	0.57	(1.05)	1.08	1.38	1.36	(0.38)

Less distributions from:
Net investment income	(0.08)	(0.27)	(0.52)	(0.26)	(0.30)	(0.35)
Net realized gains	(0.21)	(0.66)	(0.47)	(0.42)	(0.47)	(0.47)
Total distributions	(0.29)	(0.93)	(0.99)	(0.68)	(0.77)	(0.82)

Net asset value, end of period	$13.42	$13.14	$15.12	$15.03	$14.33	$13.74
Total return[3]	4.45%	(6.63)%	7.10%	10.05%	10.11%	(2.39)%

Net assets, end of period (millions)	$279	$279	$319	$302	$287	$271

Ratios to average net assets:
Gross expenses[4]	0.45%[5]	0.46%	0.44%	0.47%	0.46%	0.47%
Net expenses[4,6]	0.45 [5]	0.46	0.44	0.47 [7]	0.46	0.47
Net investment income	1.35 [5]	1.93	1.84	1.56	1.87	2.14

Portfolio turnover rate	11%	43%	20%	16%	25%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$13.95	$15.97	$15.79	$15.02	$14.35	$15.55

Income (loss) from operations:
Net investment income	0.04	0.14	0.13	0.09	0.18	0.19
Net realized and unrealized gain (loss)	0.51	(1.36)	0.90	1.25	1.14	(0.70)
Total income (loss) from operations	0.55	(1.22)	1.03	1.34	1.32	(0.51)

Less distributions from:
Net investment income	(0.03)	(0.14)	(0.38)	(0.15)	(0.18)	(0.22)
Net realized gains	(0.21)	(0.66)	(0.47)	(0.42)	(0.47)	(0.47)
Total distributions	(0.24)	(0.80)	(0.85)	(0.57)	(0.65)	(0.69)

Net asset value, end of period	$14.26	$13.95	$15.97	$15.79	$15.02	$14.35
Total return[3]	4.03%	(7.39)%	6.39%	9.21%	9.37%	(3.11)%

Net assets, end of period (000s)	$1,269	$1,348	$2,119	$4,780	$10,880	$12,191

Ratios to average net assets:
Gross expenses[4]	1.22%[5]	1.26%	1.20%	1.21%	1.19%	1.20%
Net expenses[4,6]	1.22 [5]	1.26	1.20	1.21 [7]	1.19	1.20
Net investment income	0.57 [5]	0.99	0.78	0.64	1.25	1.29

Portfolio turnover rate	11%	43%	20%	16%	25%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	33

Financial highlights (cont’d)

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$13.17	$15.16	$15.06	$14.36	$13.77	$14.90

Income (loss) from operations:
Net investment income	0.07	0.31	0.19	0.18	0.22	0.21
Net realized and unrealized gain (loss)	0.48	(1.41)	0.83	1.15	1.09	(0.63)
Total income (loss) from operations	0.55	(1.10)	1.02	1.33	1.31	(0.42)

Less distributions from:
Net investment income	(0.06)	(0.23)	(0.45)	(0.21)	(0.25)	(0.24)
Net realized gains	(0.21)	(0.66)	(0.47)	(0.42)	(0.47)	(0.47)
Total distributions	(0.27)	(0.89)	(0.92)	(0.63)	(0.72)	(0.71)

Net asset value, end of period	$13.45	$13.17	$15.16	$15.06	$14.36	$13.77
Total return[3]	4.29%	(6.93)%	6.69%	9.66%	9.74%	(2.67)%

Net assets, end of period (000s)	$91	$84	$45	$70	$60	$48

Ratios to average net assets:
Gross expenses[4]	0.76%[5]	0.86%	1.59%	1.25%	1.34%	1.30%
Net expenses[4,6]	0.76 [5]	0.80 [7]	0.80 [7]	0.80 [7]	0.80 [7]	0.80 [7]
Net investment income	1.05 [5]	2.36	1.21	1.26	1.58	1.48

Portfolio turnover rate	11%	43%	20%	16%	25%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

34	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$13.13	$15.11	$15.02	$14.33	$13.73	$14.93

Income (loss) from operations:
Net investment income	0.11	0.30	0.34	0.27	0.30	0.32
Net realized and unrealized gain (loss)	0.47	(1.31)	0.79	1.14	1.10	(0.67)
Total income (loss) from operations	0.58	(1.01)	1.13	1.41	1.40	(0.35)

Less distributions from:
Net investment income	(0.10)	(0.31)	(0.57)	(0.30)	(0.33)	(0.38)
Net realized gains	(0.21)	(0.66)	(0.47)	(0.42)	(0.47)	(0.47)
Total distributions	(0.31)	(0.97)	(1.04)	(0.72)	(0.80)	(0.85)

Net asset value, end of period	$13.40	$13.13	$15.11	$15.02	$14.33	$13.73
Total return[3]	4.54%	(6.32)%	7.42%	10.35%	10.48%	(2.15)%

Net assets, end of period (000s)	$2,485	$2,533	$2,745	$2,463	$1,982	$1,721

Ratios to average net assets:
Gross expenses[4]	0.14%[5]	0.15%	0.15%	0.15%	0.14%	0.24%
Net expenses[4,6]	0.14 [5]	0.15	0.15	0.15 [7]	0.14	0.24
Net investment income	1.65 [5]	2.28	2.16	1.92	2.16	2.24

Portfolio turnover rate	11%	43%	20%	16%	25%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	35

Financial highlights (cont’d)

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$12.03	$13.81	$14.02	$13.42	$12.76	$13.50

Income (loss) from operations:
Net investment income	0.12	0.28	0.30	0.27	0.29	0.33
Net realized and unrealized gain (loss)	0.20	(1.36)	0.21	0.78	0.91	(0.49)
Total income (loss) from operations	0.32	(1.08)	0.51	1.05	1.20	(0.16)

Less distributions from:
Net investment income	(0.12)	(0.28)	(0.42)	(0.32)	(0.34)	(0.35)
Net realized gains	—	(0.42)	(0.30)	(0.13)	(0.20)	(0.23)
Total distributions	(0.12)	(0.70)	(0.72)	(0.45)	(0.54)	(0.58)

Net asset value, end of period	$12.23	$12.03	$13.81	$14.02	$13.42	$12.76
Total return[3]	2.64%	(7.63)%	3.63%	8.08%	9.60%	(1.11)%

Net assets, end of period (millions)	$108	$109	$130	$130	$124	$116

Ratios to average net assets:
Gross expenses[4]	0.56%[5]	0.56%	0.52%	0.54%	0.55%	0.56%
Net expenses[4,6]	0.56 [5]	0.56	0.52	0.54 [7]	0.55	0.56
Net investment income	1.99 [5]	2.26	2.08	2.03	2.20	2.54

Portfolio turnover rate	12%	36%	8%	10%	19%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

36	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$11.99	$13.75	$13.94	$13.36	$12.70	$13.43

Income (loss) from operations:
Net investment income	0.07	0.16	0.18	0.17	0.19	0.22
Net realized and unrealized gain (loss)	0.19	(1.32)	0.23	0.77	0.92	(0.48)
Total income (loss) from operations	0.26	(1.16)	0.41	0.94	1.11	(0.26)

Less distributions from:
Net investment income	(0.07)	(0.18)	(0.30)	(0.23)	(0.25)	(0.24)
Net realized gains	—	(0.42)	(0.30)	(0.13)	(0.20)	(0.23)
Total distributions	(0.07)	(0.60)	(0.60)	(0.36)	(0.45)	(0.47)

Net asset value, end of period	$12.18	$11.99	$13.75	$13.94	$13.36	$12.70
Total return[3]	2.20%	(8.34)%	2.98%	7.18%	8.85%	(1.85)%

Net assets, end of period (000s)	$401	$545	$792	$964	$1,348	$1,694

Ratios to average net assets:
Gross expenses[4]	1.30%[5]	1.30%	1.29%	1.27%	1.26%	1.28%
Net expenses[4,6]	1.30 [5]	1.30	1.29	1.27 [7]	1.26	1.28
Net investment income	1.23 [5]	1.30	1.28	1.32	1.47	1.67

Portfolio turnover rate	12%	36%	8%	10%	19%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	37

Financial highlights (cont’d)

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C1 Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$12.62	$14.41	$14.41	$13.78	$13.07	$13.81

Income (loss) from operations:
Net investment income	0.08	0.09	0.15	0.19	0.21	0.25
Net realized and unrealized gain (loss)	0.20	(1.43)	0.44	0.81	0.95	(0.48)
Total income (loss) from operations	0.28	(1.34)	0.59	1.00	1.16	(0.23)

Less distributions from:
Net investment income	(0.04)	(0.03)	(0.29)	(0.24)	(0.25)	(0.28)
Net realized gains	—	(0.42)	(0.30)	(0.13)	(0.20)	(0.23)
Total distributions	(0.04)	(0.45)	(0.59)	(0.37)	(0.45)	(0.51)

Net asset value, end of period	$12.86	$12.62	$14.41	$14.41	$13.78	$13.07
Total return[3]	2.25%	(9.21)%	4.03%[4]	7.43%	9.04%	(1.53)%

Net assets, end of period (000s)	$2	$2	$69	$227	$596	$2,005

Ratios to average net assets:
Gross expenses[5]	20.82%[6]	2.05%	1.53%	1.12%	1.05%	1.03%
Net expenses[5,7]	1.25 [6,8]	1.25 [8]	1.25 [8]	1.12 [8]	1.05	1.03
Net investment income	1.28 [6]	0.66	1.00	1.36	1.54	1.91

Portfolio turnover rate	12%	36%	8%	10%	19%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 2.88% for the year ended December 31, 2021.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

38	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$12.01	$13.79	$14.00	$13.41	$12.75	$13.47

Income (loss) from operations:
Net investment income	0.10	0.22	0.29	0.24	0.26	0.30
Net realized and unrealized gain (loss)	0.19	(1.33)	0.19	0.77	0.91	(0.50)
Total income (loss) from operations	0.29	(1.11)	0.48	1.01	1.17	(0.20)

Less distributions from:
Net investment income	(0.10)	(0.25)	(0.39)	(0.29)	(0.31)	(0.29)
Net realized gains	—	(0.42)	(0.30)	(0.13)	(0.20)	(0.23)
Total distributions	(0.10)	(0.67)	(0.69)	(0.42)	(0.51)	(0.52)

Net asset value, end of period	$12.20	$12.01	$13.79	$14.00	$13.41	$12.75
Total return[3]	2.37%	(7.77)%	3.37%	7.74%	9.36%	(1.39)%

Net assets, end of period (000s)	$97	$95	$141	$95	$84	$60

Ratios to average net assets:
Gross expenses[4]	0.85%[5]	0.87%	1.32%	1.27%	1.34%	1.39%
Net expenses[4,6,7]	0.80 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income	1.76 [5]	1.79	2.06	1.79	2.00	2.34

Portfolio turnover rate	12%	36%	8%	10%	19%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	39

Financial highlights (cont’d)

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$12.00	$13.78	$13.98	$13.39	$12.74	$13.47

Income (loss) from operations:
Net investment income	0.14	0.31	0.33	0.31	0.33	0.36
Net realized and unrealized gain (loss)	0.18	(1.35)	0.23	0.77	0.90	(0.48)
Total income (loss) from operations	0.32	(1.04)	0.56	1.08	1.23	(0.12)

Less distributions from:
Net investment income	(0.13)	(0.32)	(0.46)	(0.36)	(0.38)	(0.38)
Net realized gains	—	(0.42)	(0.30)	(0.13)	(0.20)	(0.23)
Total distributions	(0.13)	(0.74)	(0.76)	(0.49)	(0.58)	(0.61)

Net asset value, end of period	$12.19	$12.00	$13.78	$13.98	$13.39	$12.74
Total return[3]	2.73%	(7.35)%	3.99%	8.35%	9.86%	(0.74)%

Net assets, end of period (000s)	$1,269	$1,234	$1,820	$1,974	$1,360	$1,263

Ratios to average net assets:
Gross expenses[4]	0.28%[5]	0.27%	0.26%	0.27%	0.30%	0.32%
Net expenses[4,6,7]	0.25 [5]	0.25	0.25	0.25	0.25	0.25
Net investment income	2.29 [5]	2.48	2.30	2.34	2.50	2.80

Portfolio turnover rate	12%	36%	8%	10%	19%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

40	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$773,517,194	—	—	$773,517,194
Short-Term Investments†	3,139,713	—	—	3,139,713
Total Investments	$776,656,907	—	—	$776,656,907

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$465,824,244	—	—	$465,824,244
Short-Term Investments†	1,958,004	—	—	1,958,004
Total Investments	$467,782,248	—	—	$467,782,248

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$282,231,133	—	—	$282,231,133
Short-Term Investments†	1,198,331	—	—	1,198,331
Total Investments	$283,429,464	—	—	$283,429,464

†	See Schedule of Investments for additional detailed categorizations.

42	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$109,103,854	—	—	$109,103,854
Short-Term Investments†	548,047	—	—	548,047
Total Investments	$109,651,901	—	—	$109,651,901

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Funds determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2023, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Under the investment management agreements, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares of Growth Fund, Moderate Growth Fund and Conservative Growth Fund did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R and Class I shares of Defensive Growth Fund did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

During the six months ended July 31, 2023, fees waived and/or expenses reimbursed were as follows:

Moderate Growth Fund	$445
Defensive Growth Fund	385

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and certain LMPFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 0.95% of the average daily net assets of the Underlying Funds.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Funds’ shareholder servicing agent and acts as the Funds’ transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Funds’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.50% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 3.75% for Class A shares. Class C and Class C1 shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, this CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. For Defensive Growth Fund, this CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

44	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

For the six months ended July 31, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Sales Charges	CDSCs
	Class A	Class A	Class C
Growth Fund	$41,063	$556	—
Moderate Growth Fund	31,085	839	$99
Conservative Growth Fund	24,118	737	—
Defensive Growth Fund	5,116	2	14

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund	$74,712,767	$82,274,005
Moderate Growth Fund	47,834,485	57,163,928
Conservative Growth Fund	28,998,719	35,224,352
Defensive Growth Fund	12,584,695	14,084,787

At July 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

		Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$650,781,464	$137,520,009	$(11,644,566)	$125,875,443

		Moderate Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$405,121,183	$71,525,814	$(8,864,749)	$62,661,065

		Conservative Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$255,936,773	$37,511,035	$(10,018,344)	$27,492,691

		Defensive Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$103,867,503	$10,923,565	$(5,139,167)	$5,784,398

4. Derivative instruments and hedging activities

During the six months ended July 31, 2023, the Funds did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

For the six months ended July 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Growth Fund
Class A	$903,964	$522,867
Class C	10,847	1,126
Class R	208	91
Class I	—	2,325
Total	$915,019	$526,409

	Service and/or Distribution Fees	Transfer Agent Fees
Moderate Growth Fund
Class A	$547,695	$301,077
Class C	8,929	1,103
Class R	310	599
Class I	—	1,252
Total	$556,934	$304,031

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Growth Fund
Class A	$337,557	$166,815
Class C	6,518	957
Class R	213	77
Class I	—	766
Total	$344,288	$168,615

	Service and/or Distribution Fees	Transfer Agent Fees
Defensive Growth Fund
Class A	$131,747	$66,408
Class C	2,839	320
Class C1	7	189
Class R	233	75
Class I	—	567
Total	$134,826	$67,559

For the six months ended July 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Moderate Growth Fund
Class A	—
Class C	—
Class R	$445
Class I	—
Total	$445

Waivers/Expense Reimbursements

Defensive Growth Fund
Class A	—
Class C	—

46	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Waivers/Expense Reimbursements
Class C1	$183
Class R	23
Class I	179
Total	$385

6. Distributions to shareholders by class

	Six Months Ended July 31, 2023	Year Ended January 31, 2023

Growth Fund

Net Investment Income:
Class A	—	$12,340,124
Class C	—	24,223
Class R	—	1,234
Class I	—	84,468
Total	—	$12,450,049

Net Realized Gains:
Class A	$27,079,716	$46,031,810
Class C	93,683	139,953
Class R	3,183	5,102
Class I	170,956	166,277
Total	$27,347,538	$46,343,142

	Six Months Ended July 31, 2023	Year Ended January 31, 2023

Moderate Growth Fund

Net Investment Income:
Class A	—	$7,634,210
Class C	—	14,876
Class R	—	1,818
Class I	—	99,134
Total	—	$7,750,038

Net Realized Gains:
Class A	$11,819,780	$24,965,156
Class C	47,806	129,109
Class R	3,427	7,497
Class I	117,082	219,522
Total	$11,988,095	$25,321,284

	Six Months Ended July 31, 2023	Year Ended January 31, 2023

Conservative Growth Fund

Net Investment Income:
Class A	$1,727,944	$5,662,459
Class C	3,025	13,602
Class R	424	1,316
Class I	19,769	61,186
Total	$1,751,162	$5,738,563

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2023	Year Ended January 31, 2023

Conservative Growth Fund (cont’d)

Net Realized Gains:
Class A	$4,401,363	$13,583,650
Class C	20,077	70,862
Class R	1,414	1,933
Class I	40,546	124,892
Total	$4,463,400	$13,781,337

	Six Months Ended July 31, 2023	Year Ended January 31, 2023

Defensive Growth Fund

Net Investment Income:
Class A	$1,021,323	$2,557,771
Class C	3,432	8,762
Class C1	7	166
Class R	808	2,222
Class I	13,412	35,463
Total	$1,038,982	$2,604,384

Net Realized Gains:
Class A	—	$3,813,103
Class C	—	24,276
Class C1	—	2,010
Class R	—	4,431
Class I	—	46,708
Total	—	$3,890,528

7. Shares of beneficial interest

At July 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount

Growth Fund

Class A
Shares sold	880,605	$13,336,018	1,890,738	$29,220,947
Shares issued on reinvestment	1,764,800	27,001,440	4,124,468	58,254,125
Shares repurchased	(2,248,279)	(34,040,671)	(3,947,482)	(60,824,267)
Net increase	397,126	$6,296,787	2,067,724	$26,650,805

Class C
Shares sold	53,004	$741,388	17,869	$247,937
Shares issued on reinvestment	6,414	89,350	12,726	164,176
Shares repurchased	(37,015)	(511,627)	(41,240)	(609,172)
Net increase (decrease)	22,403	$319,111	(10,645)	$(197,059)

48	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount

Growth Fund (cont’d)

Class R
Shares sold	428	$6,402	605	$9,146
Shares issued on reinvestment	211	3,183	454	6,336
Shares repurchased	(638)	(9,417)	(1,832)	(29,794)
Net increase (decrease)	1	$168	(773)	$(14,312)

Class I
Shares sold	92,363	$1,389,408	170,696	$2,492,401
Shares issued on reinvestment	11,148	169,777	17,621	248,448
Shares repurchased	(119,968)	(1,813,049)	(60,918)	(956,459)
Net increase (decrease)	(16,457)	$(253,864)	127,399	$1,784,390

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount

Moderate Growth Fund

Class A
Shares sold	652,893	$9,596,614	1,808,256	$27,194,212
Shares issued on reinvestment	790,715	11,781,647	2,356,760	32,501,590
Shares repurchased	(1,689,085)	(24,794,588)	(3,324,777)	(50,006,576)
Net increase (decrease)	(245,477)	$(3,416,327)	840,239	$9,689,226

Class C
Shares sold	11,680	$181,159	16,413	$265,938
Shares issued on reinvestment	3,094	47,806	10,124	143,985
Shares repurchased	(18,764)	(288,622)	(70,102)	(1,082,779)
Net decrease	(3,990)	$(59,657)	(43,565)	$(672,856)

Class R
Shares sold	107	$1,528	499	$7,480
Shares issued on reinvestment	234	3,427	688	9,315
Shares repurchased	(566)	(8,076)	(708)	(9,673)
Net increase (decrease)	(225)	$(3,121)	479	$7,122

Class I
Shares sold	27,901	$408,141	103,856	$1,483,437
Shares issued on reinvestment	7,650	112,833	22,396	306,243
Shares repurchased	(68,184)	(1,000,787)	(33,517)	(497,545)
Net increase (decrease)	(32,633)	$(479,813)	92,735	$1,292,135

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount

Conservative Growth Fund

Class A
Shares sold	554,157	$7,227,804	1,307,706	$17,699,042
Shares issued on reinvestment	463,813	6,100,566	1,519,281	19,151,811
Shares repurchased	(1,402,467)	(18,287,175)	(2,724,135)	(36,315,411)
Net increase (decrease)	(384,497)	$(4,958,805)	102,852	$535,442

Class C
Shares sold	1,447	$19,996	23,824	$332,014
Shares issued on reinvestment	1,651	23,102	6,345	84,464
Shares repurchased	(10,790)	(151,129)	(66,186)	(948,382)
Net decrease	(7,692)	$(108,031)	(36,017)	$(531,904)

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount

Conservative Growth Fund (cont’d)

Class R
Shares sold	3,815	$49,296	3,283	$41,068
Shares issued on reinvestment	139	1,838	258	3,249
Shares repurchased	(3,570)	(46,099)	(134)	(1,658)
Net increase	384	$5,035	3,407	$42,659

Class I
Shares sold	26,531	$343,341	59,133	$783,505
Shares issued on reinvestment	4,592	60,292	14,772	186,016
Shares repurchased	(38,709)	(508,994)	(62,597)	(805,964)
Net increase (decrease)	(7,586)	$(105,361)	11,308	$163,557

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount

Defensive Growth Fund

Class A
Shares sold	324,454	$3,871,344	518,402	$6,405,208
Shares issued on reinvestment	84,659	1,016,310	539,905	6,338,199
Shares repurchased	(638,148)	(7,604,302)	(1,425,675)	(17,352,860)
Net decrease	(229,035)	$(2,716,648)	(367,368)	$(4,609,453)

Class C
Shares sold	8,232	$95,980	7,847	$102,897
Shares issued on reinvestment	287	3,432	2,825	33,038
Shares repurchased	(21,069)	(253,023)	(22,797)	(272,517)
Net decrease	(12,550)	$(153,611)	(12,125)	$(136,582)

Class C1
Shares sold	7	$89	4	$40
Shares issued on reinvestment	1	7	177	2,176
Shares repurchased	(2)	(26)	(4,854)	(60,951)
Net increase (decrease)	6	$70	(4,673)	$(58,735)

Class R
Shares sold	5	$60	580	$7,352
Shares issued on reinvestment	67	808	568	6,653
Shares repurchased	(9)	(113)	(3,473)	(38,575)
Net increase (decrease)	63	$755	(2,325)	$(24,570)

Class I
Shares sold	16,010	$191,501	7,977	$101,401
Shares issued on reinvestment	1,121	13,412	7,007	82,171
Shares repurchased	(15,825)	(188,170)	(44,283)	(537,528)
Net increase (decrease)	1,306	$16,743	(29,299)	$(353,956)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the six months ended July 31, 2023. The following transactions

50	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

were effected in such Underlying Funds for the six months ended July 31, 2023.

Growth Fund	Affiliate Value at January 31, 2023					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$50,859,086	$13,515,000	108,337	$3,060,000	27,220	$(11,064)	—	—	$7,020,444	$68,323,466
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	27,969,395	—	—	1,194,005	98,192	14,719	—	—	(344,311)	26,445,798
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	45,959,029	12,880,000	699,079	—	—	—	—	—	190,169	59,029,198
ClearBridge Small Cap Fund, Class IS Shares
	9,402,129	4,574,999	68,725	—	—	—	—	—	626,461	14,603,589
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	20,343,245	1,044,312	93,843	10,495,001	875,313	(1,147,184)	—	$249,312	1,575,736	11,321,108
ClearBridge Appreciation Fund, Class IS Shares
	107,043,191	—	—	20,974,999	694,889	1,483,371	—	—	10,347,379	97,898,942
ClearBridge Large Cap Growth Fund, Class IS Shares
	59,265,220	1,115,993	18,474	12,015,000	212,203	818,070	—	1,115,992	10,631,894	59,816,177
ClearBridge Small Cap Growth Fund, Class IS Shares
	9,657,296	9,280,000	225,736	75,000	1,885	7,295	—	—	68,139	18,937,730
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	105,426,871	5,956,538	332,396	21,535,000	1,164,831	1,804,495	—	5,956,538	4,612,911	96,265,815
ClearBridge International Growth Fund, Class IS Shares
	30,104,777	2,005,000	32,826	2,205,000	36,978	291,059	—	—	1,304,685	31,500,521
Franklin Global Market Neutral Fund, Class IS Shares
	5,259,365	260,000	27,533	—	—	—	—	—	226,691	5,746,056
Franklin International Equity Fund, Class IS Shares
	52,236,018	7,700,000	448,196	4,165,000	261,501	(33,346)	—	—	3,070,182	58,807,854
Martin Currie Emerging Markets Fund, Class IS Shares
	46,181,079	—	—	4,780,000	396,995	(166,547)	—	—	892,786	42,127,318
Franklin Global Dividend Fund, Class IS Shares
	66,486,928	959,883	72,664	665,000	50,384	(10,151)	$959,883	—	2,236,852	69,008,512
Western Asset Core Bond Fund, Class IS Shares
	34,679,986	6,015,077	555,096	—	—	—	675,078	—	(1,335,072)	39,359,991
Western Asset Core Plus Bond Fund, Class IS Shares
	12,966,887	6,011,709	629,489	—	—	—	286,708	—	(493,832)	18,484,764
Western Asset High Yield Fund, Class IS Shares
	4,821,549	179,665	26,511	1,015,000	148,609	(57,958)	179,665	—	(33,972)	3,894,284
Franklin Strategic Real Return Fund, Class IS Shares
	42,589,031	2,865,000	298,125	—	—	—	—	—	716,329	46,170,360
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	5,531,304	349,591	29,736	95,000	8,155	(5,627)	94,591	—	(4,557)	5,775,711
	$736,782,386	$74,712,767		$82,274,005		$2,987,132	$2,195,925	$7,321,842	$41,308,914	$773,517,194

Moderate Growth Fund	Affiliate Value at January 31, 2023					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$27,677,591	$6,955,000	55,751	$1,995,000	18,064	$(41,098)	—	—	$3,776,614	$36,373,107
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	15,549,459	—	—	1,283,928	105,587	15,828	—	—	(201,617)	14,079,742
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	25,098,650	6,245,000	338,116	—	—	—	—	—	81,143	31,424,793

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

Moderate Growth Fund (cont’d)	Affiliate Value at January 31, 2023					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Purchased		Sold
		Cost	Shares	Proceeds	Shares
ClearBridge Small Cap Fund, Class IS Shares
	$5,330,609	$2,125,001	31,538	—	—	—	—	—	$319,424	$7,775,034
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	11,158,142	429,959	38,539	$5,780,000	482,069	$(448,815)	—	$134,959	668,816	6,028,102
ClearBridge Appreciation Fund, Class IS Shares
	57,435,718	—	—	11,590,000	386,141	758,746	—	—	5,515,244	52,119,708
ClearBridge Large Cap Growth Fund, Class IS Shares
	32,317,808	601,851	9,963	7,285,000	127,993	562,220	—	601,851	5,649,112	31,845,991
ClearBridge Small Cap Growth Fund, Class IS Shares
	5,475,628	4,570,000	111,165	—	—	—	—	—	37,879	10,083,507
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	57,280,447	3,180,637	177,491	12,640,000	685,571	1,053,291	—	3,180,638	2,379,612	51,253,987
ClearBridge International Growth Fund, Class IS Shares
	15,991,771	960,000	15,717	1,185,000	19,872	148,970	—	—	697,466	16,613,207
Franklin Global Market Neutral Fund, Class IS Shares
	6,471,005	174,999	18,444	—	—	—	—	—	277,359	6,923,363
Franklin International Equity Fund, Class IS Shares
	27,047,544	3,890,000	226,425	2,190,000	137,070	(23,416)	—	—	1,600,123	30,324,251
Martin Currie Emerging Markets Fund, Class IS Shares
	25,252,023	—	—	3,075,000	252,794	(74,818)	—	—	459,250	22,561,455
Franklin Global Dividend Fund, Class IS Shares
	36,343,455	520,317	39,392	1,095,000	83,178	209	$520,316	—	1,190,045	36,959,026
Western Asset Core Bond Fund, Class IS Shares
	37,537,587	13,166,061	1,228,647	430,000	40,339	(97,214)	696,061	—	(1,322,497)	48,853,937
Western Asset Core Plus Bond Fund, Class IS Shares
	19,821,943	3,075,866	322,859	—	—	—	415,866	—	(689,776)	22,208,033
Western Asset High Yield Fund, Class IS Shares
	3,991,938	149,264	22,024	320,000	46,852	(18,006)	149,264	—	(55,821)	3,747,375
Franklin Strategic Real Return Fund, Class IS Shares
	26,213,764	1,175,000	122,576	—	—	—	—	—	432,904	27,821,668
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	9,898,508	269,742	30,010	8,120,000	904,102	(1,214,662)	269,741	—	1,031,849	1,865,437
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	6,804,600	345,788	29,432	175,000	15,021	(15,322)	115,788	—	2,455	6,962,521
	$452,698,190	$47,834,485		$57,163,928		$605,913	$2,167,036	$3,917,448	$21,849,584	$465,824,244

Conservative Growth Fund	Affiliate Value at January 31, 2023					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$13,103,331	$2,655,000	21,283	$1,225,000	11,172	$(28,740)	—	—	$1,747,259	$16,251,850
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	7,156,312	—	—	779,352	64,092	9,608	—	—	(95,890)	6,290,678
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	11,756,253	2,610,000	141,310	350,000	19,531	(4,883)	—	—	27,757	14,039,127
ClearBridge Small Cap Fund, Class IS Shares
	2,403,196	924,999	13,728	—	—	—	—	—	143,732	3,471,927
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	5,205,632	61,220	5,361	2,660,000	221,852	(65,038)	—	$61,220	153,927	2,695,741
ClearBridge Appreciation Fund, Class IS Shares
	26,560,851	—	—	6,060,000	205,022	309,126	—	—	2,477,221	23,287,198

52	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Conservative Growth Fund (cont’d)	Affiliate Value at January 31, 2023					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Purchased		Sold
		Cost	Shares	Proceeds	Shares
ClearBridge Large Cap Growth Fund, Class IS Shares
	$15,062,690	$260,677	4,315	$3,885,000	69,190	$258,046	—	$260,677	$2,531,517	$14,227,930
ClearBridge Small Cap Growth Fund, Class IS Shares
	2,468,544	2,125,000	51,691	100,000	2,514	68,912	—	—	(55,528)	4,506,928
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	26,415,206	1,415,946	79,015	6,460,000	352,528	519,419	—	1,415,945	1,008,367	22,898,938
Western Asset Core Bond Fund, Class IS Shares
	44,164,531	9,913,200	925,911	220,000	20,638	(51,585)	$803,201	—	(1,571,088)	52,235,058
Western Asset Core Plus Bond Fund, Class IS Shares
	22,755,338	5,530,626	580,951	—	—	—	470,626	—	(801,866)	27,484,098
Western Asset High Yield Fund, Class IS Shares
	4,439,527	165,213	24,377	540,000	79,096	(31,069)	165,212	—	(52,075)	3,981,596
ClearBridge International Growth Fund, Class IS Shares
	6,810,290	390,000	6,385	380,000	6,372	46,654	—	—	317,661	7,184,605
Franklin Global Market Neutral Fund, Class IS Shares
	8,108,111	—	—	55,000	5,964	(6,687)	—	—	352,572	8,398,996
Franklin International Equity Fund, Class IS Shares
	10,634,567	1,640,000	95,460	700,000	43,371	58,640	—	—	582,192	12,215,399
Martin Currie Emerging Markets Fund, Class IS Shares
	10,846,220	—	—	805,000	65,257	(918)	—	—	225,170	10,265,472
Franklin Global Dividend Fund, Class IS Shares
	16,209,727	511,865	39,001	475,000	34,748	18,641	236,865	—	543,201	16,808,434
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	20,556,615	555,730	61,827	10,025,000	1,115,922	(1,558,267)	555,730	—	1,142,162	10,671,240
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	8,529,729	239,243	20,421	310,000	26,609	(27,142)	144,243	—	10,642	8,442,472
Franklin Strategic Real Return Fund, Class IS Shares
	16,808,829	—	—	195,000	20,115	(66,100)	—	—	325,717	16,873,446
	$279,995,499	$28,998,719		$35,224,352		$(551,383)	$2,375,877	$1,737,842	$9,012,650	$282,231,133

Defensive Growth Fund	Affiliate Value at January 31, 2023					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Core Bond Fund, Class IS Shares
	$25,176,127	$5,030,655	469,052	$260,000	23,941	$(45,488)	$460,655	—	$(879,368)	$29,021,926
Western Asset Core Plus Bond Fund, Class IS Shares
	12,882,393	3,578,758	375,688	—	—	—	268,758	—	(458,986)	16,002,165
Western Asset High Yield Fund, Class IS Shares
	2,564,010	94,654	13,968	410,000	60,204	2,865	94,654	—	(52,383)	2,199,146
Franklin Growth Fund, Class R6 Shares
	3,422,875	735,000	5,892	555,000	4,878	8,315	—	—	430,338	4,041,528
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	1,839,965	—	—	254,787	20,953	3,141	—	—	(25,549)	1,562,770
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	3,012,010	570,000	30,860	95,000	5,422	(5,639)	—	—	8,409	3,489,780
ClearBridge Small Cap Fund, Class IS Shares
	634,931	210,000	3,117	15,000	251	(1,036)	—	—	36,640	865,535
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	1,369,288	15,596	1,366	735,000	61,589	(44,548)	—	$15,597	63,840	669,176
ClearBridge Appreciation Fund, Class IS Shares
	6,573,299	—	—	1,465,000	49,890	140,852	—	—	540,145	5,789,296

Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

Defensive Growth Fund (cont’d)	Affiliate Value at January 31, 2023					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Purchased		Sold
		Cost	Shares	Proceeds	Shares
ClearBridge Large Cap Growth Fund, Class IS Shares
	$4,048,998	$66,860	1,107	$1,300,000	23,139	$94,292	—	$66,860	$628,138	$3,538,288
ClearBridge Small Cap Growth Fund, Class IS Shares
	607,278	520,000	12,649	10,000	251	3,503	—	—	394	1,121,175
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	6,572,636	339,502	18,945	1,590,000	87,300	119,736	—	339,501	250,223	5,692,097
ClearBridge International Growth Fund, Class IS Shares
	1,270,303	285,000	4,722	—	—	—	—	—	75,254	1,630,557
Franklin Global Market Neutral Fund, Class IS Shares
	4,853,784	—	—	185,000	19,658	(20,822)	—	—	227,284	4,875,246
Franklin International Equity Fund, Class IS Shares
	1,624,288	625,000	37,075	—	—	—	—	—	118,761	2,368,049
Martin Currie Emerging Markets Fund, Class IS Shares
	2,787,076	—	—	205,000	16,029	7,040	—	—	58,540	2,647,656
Franklin Global Dividend Fund, Class IS Shares
	4,454,497	62,905	4,763	325,000	24,187	22,854	$62,905	—	123,096	4,338,352
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	13,799,500	365,402	40,654	6,065,000	674,656	(931,176)	365,402	—	652,084	7,820,810
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	5,045,919	85,363	7,317	220,000	18,843	(18,745)	85,363	—	9,262	4,901,799
Franklin Strategic Real Return Fund, Class IS Shares
	6,824,215	—	—	395,000	41,052	(137,443)	—	—	236,731	6,528,503
	$109,363,392	$12,584,695		$14,084,787		$(802,299)	$1,337,737	$421,958	$2,042,853	$109,103,854

9. Redemption facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Funds did not utilize the Global Credit Facility during the six months ended July 31, 2023.

10. Deferred capital losses

As of January 31, 2023, Growth and Defensive Growth funds had deferred capital losses of $203,562 and $492,462 respectively, which have no expiration date, that will be available to offset future taxable capital gains.

54	Franklin Multi-Asset Allocation Funds 2023 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

Legg Mason Partners Investment Trust

— Franklin Multi-Asset Growth Fund

At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 3-4, 2023, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Franklin Multi-Asset Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2023 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Multi-Asset Allocation Funds	55

Board approval of management and subadvisory agreements (unaudited) (cont’d)

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation aggressive growth funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the one-year period ended December 31, 2022 was above the median performance of the funds in the Performance Universe and was below the median performance of the funds in the Performance Universe for each of the three-, five- and ten-year periods ended December 31, 2022, and ranked in the first quintile of the funds in the Performance Universe for the one-year period. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

56	Franklin Multi-Asset Allocation Funds

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of funds of funds consisting of seven mixed-asset target allocation aggressive growth funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation aggressive growth funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had previously been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates received were reasonable.

Franklin Multi-Asset Allocation Funds	57

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Legg Mason Partners Investment Trust

— Franklin Multi-Asset Moderate Growth Fund

At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 3-4, 2023, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Franklin Multi-Asset Moderate Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2023 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

58	Franklin Multi-Asset Allocation Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation growth funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the one-year period ended December 31, 2022 was above the median performance of the funds in the Performance Universe and was below the median performance of the funds in the Performance Universe for each of the three-, five- and ten-year periods ended December 31, 2022, and ranked in the first quintile of the funds in the Performance Universe for the one-year period. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.

Franklin Multi-Asset Allocation Funds	59

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of funds of funds consisting of 11 mixed-asset target allocation growth funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation growth funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2024.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had previously been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates received were reasonable.

60	Franklin Multi-Asset Allocation Funds

Legg Mason Partners Investment Trust

— Franklin Multi-Asset Conservative Growth Fund

At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 3-4, 2023, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Franklin Multi-Asset Conservative Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2023 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Multi-Asset Allocation Funds	61

Board approval of management and subadvisory agreements (unaudited) (cont’d)

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation moderate funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the one-year period ended December 31, 2022 was above the median performance of the funds in the Performance Universe, was below the median performance of the funds in the Performance Universe for each of the three- and five-year periods ended December 31, 2022, and was at the median performance of the funds in the Performance Universe for the period since inception of the Fund’s Class I shares (July 25, 2014) through December 31, 2022. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there

62	Franklin Multi-Asset Allocation Funds

is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of funds of funds consisting of 12 mixed-asset target allocation moderate funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation moderate funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2024.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had previously been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates received were reasonable.

Franklin Multi-Asset Allocation Funds	63

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Legg Mason Partners Investment Trust

— Franklin Multi-Asset Defensive Growth Fund

At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 3-4, 2023, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Franklin Multi-Asset Defensive Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2023 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

64	Franklin Multi-Asset Allocation Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation conservative funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the one-year period ended December 31, 2022 was below the median performance of the funds in the Performance Universe and was above the median performance of the funds in the Performance Universe for each of the three-, five- and ten-year periods ended December 31, 2022. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.

Franklin Multi-Asset Allocation Funds	65

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of funds of funds consisting of nine mixed-asset target allocation conservative funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation conservative funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2024.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had previously been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates received were reasonable.

66	Franklin Multi-Asset Allocation Funds

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Franklin Multi-Asset Allocation Funds	67

Franklin

Multi-Asset Allocation Funds

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Franklin Multi-Asset Allocation Funds

Franklin Multi-Asset Growth Fund

Franklin Multi-Asset Moderate Growth Fund

Franklin Multi-Asset Conservative Growth Fund

Franklin Multi-Asset Defensive Growth Fund

The Funds are separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

Franklin Multi-Asset Allocation Funds

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 877-6LM-FUND/656-3863.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Multi-Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD01185 09/23 SR23-4731

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 21, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	September 21, 2023